Equity (Deficit) (Tables)	9 Months Ended
Sep. 30, 2025
Disclosure Of Equity [abstract]
Summary of Certificate of Contribution "A"
PEMEX’s Certificates of Contribution “A” are as follows:

	Amount
Certificates of Contribution “A” as of December 31, 2023	Ps.	1,196,207,416
Increase in Certificates of Contribution “A” during 2024	156,509,050
Certificates of Contribution “A” as of December 31, 2024	Ps.	1,352,716,466
Increase in Certificates of Contribution “A” during 2025	380,100,879
Certificates of Contribution “A” as of September 30, 2025	Ps.	1,732,817,345

Summary of Government Contributions to Petróleos Mexicanos through the Ministry of Energy
Mexican Government contributions made in the form of Certificates of Contribution “A” during the nine-month period ended September 30, 2025 totaled Ps.380,100,879 and were designated for the strengthening of Petróleos Mexicanos’
financial position and for the Waste Utilization Project at the Miguel Hidalgo and Salina Cruz, Oaxaca Refineries as follows:

Date	Strengthening of financial position
January 10,	Ps.	20,382,300
January 10,	1,803,442
February 7,	15,000,000
February 19,	23,532,337
March 19,	19,284,494
April 21,	7,930,143
May 2,	2,905,392
June 2,	3,700,830
July 1,	5,256,579
July 22,	10,511,768
August 11,	3,548,535
August 25 (1),	3,422,870
August 25 (1),	1,130,818
August 25 (1),	1,084,248
September 25,	145,783,855
September 25,	107,984,484
September 26(1),	1,862,240
September 26(1),	1,616,119
September 26(1),	3,360,425
Total	Ps.	380,100,879
(1) Includes financing to the Waste Utilization Project at the Miguel Hidalgo and Salina Cruz refineries.